SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					06/30/04
FILER
	CIK		0001093694
	CCC		vif$9tkp

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@equityinvestmentcorp.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2004

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 07/09/04

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	54
Form 13F Information Table Value Total:	$274582 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886101      70482488935SH       sole          2445130       43805
ALLTEL Corp         COM    020039103      8151 161461SH       sole           158996        2465
Abbott Labs         COM    002824100      3716  91517SH       sole            91517           0
Automatic Data Proc COM    053015103      4774 114477SH       sole           111217        3260
Berkshire Hathaway BCOM    084670207       889    302SH       sole              296           6
Bristol Myers SquibbCOM    110122108      6166 252633SH       sole           246338        6295
Burlington ResourcesCOM    122014103      7634 211658SH       sole           207908        3750
CBRL Group          COM    12489V106      2453  79510SH       sole            79510           0
CNA Financial       COM    126117100      9588 324934SH       sole           319395        5539
Cadbury Schweppes   COM    127209302      7523 214970SH       sole           211385        3585
CenturyTel          COM    156700106      2219  73884SH       sole            73884           0
ChevronTexaco       COM    166764100      5800  61883SH       sole            60222        1661
Comerica            COM    200340107      2151  39190SH       sole            39190           0
Consolidated Edison COM    209115104      2595  65274SH       sole            65274           0
Constellation BrandsCOM    21036P108      6650 179505SH       sole           176575        2930
DTE Energy          COM    233331107      9086 224698SH       sole           220843        3855
Diagnostic Products COM    252450101      2674  60865SH       sole            60865           0
Erie Indemnity      COM    29530P102      1691  36150SH       sole            36150           0
Exxon Mobil         COM    30231G102      1412  31792SH       sole            31792           0
Factset Research    COM    303075105      8329 176690SH       sole           174515        2175
Franklin Resources  COM    354613101      3741  74910SH       sole            73445        1465
Gannett Company     COM    364730101      5319  62859SH       sole            62109         750
General Dynamics    COM    369550108      3433  34750SH       sole            33640        1110
General Mills       COM    370334104      8804 185735SH       sole           182440        3295
Harley-Davidson     COM    412822108      5884  95358SH       sole            92908        2450
Heinz (HJ) Co.      COM    423074103      9268 237051SH       sole           233106        3945
Home Depot          COM    437076102      4210 120154SH       sole           116114        4040
Hospira             COM    441060100       229   8349SH       sole             8135         214
Intel Corp          COM    458140100       227   8302SH       sole             8302           0
Kimberly Clark      COM    494368103      4499  68549SH       sole            66849        1700
Lancaster Colony Cp COM    513847103      6317 152055SH       sole           149535        2520
Lilly (eli)         COM    532457108      4015  57634SH       sole            56029        1605
Lockheed Martin     COM    539830109      7546 145351SH       sole           142926        2425
Logitech            COM    541419107      5470 120095SH       sole           117925        2170
Marsh & McLennan    COM    571748102      5514 121972SH       sole           118967        3005
Martin Marietta MatlCOM    573284106      1235  27855SH       sole            27855           0
Microsoft Corp.     COM    594918104      6359 223534SH       sole           217634        5900
Nabors Industries   COM    G6359F103      6274 139097SH       sole           136972        2125
National Fuel Gas   COM    636180101      3004 120169SH       sole           120169           0
Newell Rubbermaid   COM    651229106      8248 351895SH       sole           345945        5950
Northrop Grumman    COM    666807102      7505 140197SH       sole           137627        2570
PartnerRe Ltd       COM    G6852T105      8208 145068SH       sole           142248        2820
Pfizer, Inc         COM    717081103      6602 193316SH       sole           188506        4810
Plum Creek Timber   COM    729251108      5426 167029SH       sole           163838        3191
Royal Dutch PetroleuCOM    780257804      2793  54384SH       sole            52284        2100
SEI Investments     COM    784117103      6008 207335SH       sole           204170        3165
Sensient Tech       COM    81725T100      6326 295245SH       sole           290650        4595
Sherwin Williams    COM    824348106      2732  65755SH       sole            65755           0
St. Paul Travelers  COM    792860108      6327 156486SH       sole           153911        2575
Superior Industries COM    868168105      2542  75985SH       sole            75985           0
T.Rowe Price        COM    74144T108      3362  66910SH       sole            65420        1490
Torchmark           COM    891027104      8189 152583SH       sole           150148        2435
VF Corporation      COM    918204108      8171 168205SH       sole           165395        2810
Wyeth               COM    983024100       246   6800SH       sole             6800           0
                                      274,582